Provisions (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of provisions [Abstract]
Provision [Text block]
Philips Group
Provisions
in millions of EUR
2016 - 2017
	2016			2017
	long-term	short-term	total	long-term	short-term	total
Post-employment benefit 20	1,996		1,996	973		973
Product warranty	66	193	259	44	157	201
Environmental provisions	252	69	321	140	19	160
Restructuring-related provisions	27	174	201	25	87	112
Litigation provisions	40	56	96	26	24	50
Other provisions	545	188	733	451	113	564
Provisions	2,926	680	3,606	1,659	400	2,059

Provisions for product warranty [Text block]
Philips Group
Provisions for product warranty
in millions of EUR
2015 - 2017
	2015	2016	2017
Balance as of January 1	302	289	259
Changes:
Additions	327	325	283
Utilizations	(357)	(357)	(270)
Transfer to liabilities directly associated with assets held for sale			(56)
Translation differences and other	17	2	(16)
Balance as of December 31	289	259	201

Environmental provisions [Text block]
Philips Group
Environmental provisions
in millions of EUR
2015 - 2017
	2015	2016	2017
Balance as of January 1	360	335	321
Changes:
Additions	27	18	18
Utilizations	(24)	(24)	(21)
Releases	(36)	(36)	(8)
Changes in discount rate	(7)	11	11
Accretion	7	7	6
Translation differences and other	8	10	(20)
Transfer to liabilities directly associated with assets held for sale			(146)
Balance as of December 31	335	321	160

Restructuring-related provisions [Text block]
Philips Group
Restructuring-related provisions
in millions of EUR
2017
	Jan. 1, 2017	additions	utilizations	releases	other changes [1] )	Dec. 31, 2017
Personal Health	5	14	(5)	(6)	(1)	7
Diagnosis & Treatment	13	46	(16)	(5)	(1)	38
Connected Care & Health Informatics	13	27	(12)	(6)	(1)	20
HealthTech Other	37	55	(27)	(16)	(1)	47
Lighting	133	9	(35)	(3)	(104)
Philips Group	201	150	(96)	(37)	(107)	112
1) Other changes primarily relate to translation differences and reclassifications to liabilities directly associated with assets held for sale.
Philips Group
Restructuring-related provisions
in millions of EUR
2016
	Jan. 1, 2016	additions	utilizations	releases	other changes [1] )	Dec. 31, 2016
Personal Health	32	7	(29)	(2)	(3)	5
Diagnosis & Treatment	28	11	(19)	(6)	(1)	13
Connected Care & Health Informatics	21	11	(14)	(6)	1	13
HealthTech Other	38	35	(16)	(19)	(1)	37
Lighting	178	95	(118)	(27)	5	133
Legacy Items		(1)	(1)	(1)	3
Philips Group	297	158	(197)	(61)	4	201
1) Other changes primarily relate to translation differences and transfers between segments
Philips Group
Restructuring-related provisions
in millions of EUR
2015
	Jan. 1, 2015	additions	utilizations	releases	other changes [1] )	Dec. 31, 2015

Personal Health	13	30	(7)	(4)		32
Diagnosis & Treatment	29	30	(24)	(7)		28
Connected Care & Health Informatics	16	20	(12)	(3)		21
HealthTech Other	87	25	(32)	(41)	(1)	38
Lighting	235	89	(114)	(33)	1	178
Legacy Items
Philips Group	380	194	(189)	(88)		297
1) Other changes primarily relate to translation differences and transfers between segments

Litigation provisions [Text block]
Philips Group
Litigation provisions
in millions of EUR
2015 - 2017
	2015	2016	2017
Balance as of January 1	653	578	96
Changes:
Additions	66	31	40
Utilizations [1] )	(186)	(313)	(52)
Releases	(25)	(98)	(11)
Reclassifications [1] )	-	(125)	2
Changes in discount rate	8	5
Accretion	12	8	3
Translation differences	50	10	(7)
Transfer to liabilities directly associated with assets held for sale			(21)
Balance as of December 31	578	96	50
1)The presentation of prior-year information has been reclassified to conform to the current-year presentation

Other provisions [Text block]
Philips Group
Other provisions
in millions of EUR
2015 - 2017
	2015	2016	2017
Balance as of January 1	575	604	733
Changes:
Additions	198	183	304
Utilizations	(186)	(167)	(238)
Releases	(35)	(61)	(88)
Reclassification	14	142	4
Transfer to liabilities directly associated with assets held for sale			(156)
Accretion	7	8	-
Acquisitions	24	-	62
Translation differences and other	7	24	(56)
Balance as of December 31	604	733	564